Lease liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Variable payments	$ 1,067	$ 1,060
Variable maturity term	$ 109	$ 118
Variable lease to fixed payments percentage	17.00%	20.00%